Investment of the Plan and the Long Island Electric Utility Servco LLC Incentive Thrift Plan II (Thrift Plan II) in the Master Trust - Schedule of Assets, Investment Income and Interests in Assets of Master Trust (Details) - EBP 002 - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Investments of Master Trust at Fair Value	$ 428,831	$ 351,099
Total Net Investment Income	59,342
Master Trust at Fair Value
EBP, Master Trust [Line Items]
Investments of Master Trust at Fair Value	854,647	726,726
Net Appreciation/ (Depreciation) in Fair Value	115,337
Total Net Investment Income	115,745
Plan Interest
EBP, Master Trust [Line Items]
Investments of Master Trust at Fair Value	428,831	351,099
Mutual Funds | Master Trust at Fair Value
EBP, Master Trust [Line Items]
Investments of Master Trust at Fair Value	72,250	114,616
Net Appreciation/ (Depreciation) in Fair Value	11,614
Mutual Funds | Plan Interest
EBP, Master Trust [Line Items]
Investments of Master Trust at Fair Value	27,043	47,261
Collective Investment Trusts | Master Trust at Fair Value
EBP, Master Trust [Line Items]
Investments of Master Trust at Fair Value	755,688	586,491
Net Appreciation/ (Depreciation) in Fair Value	103,436
Collective Investment Trusts | Plan Interest
EBP, Master Trust [Line Items]
Investments of Master Trust at Fair Value	384,510	287,364
Commingled Bonds | Master Trust at Fair Value
EBP, Master Trust [Line Items]
Investments of Master Trust at Fair Value	13,732	12,349
Net Appreciation/ (Depreciation) in Fair Value	920
Commingled Bonds | Plan Interest
EBP, Master Trust [Line Items]
Investments of Master Trust at Fair Value	8,814	7,471
Common Stock of PSEG | Master Trust at Fair Value
EBP, Master Trust [Line Items]
Investments of Master Trust at Fair Value	12,977	13,270
Net Appreciation/ (Depreciation) in Fair Value	(633)
Dividends	408
Common Stock of PSEG | Plan Interest
EBP, Master Trust [Line Items]
Investments of Master Trust at Fair Value	$ 8,464	$ 9,003